PENSION AND OTHER POSTRETIREMENT BENEFITS - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.25%	5.57%	4.97%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%
Discount rate—benefit obligation	5.57%	4.97%	5.17%
Discount rate—service cost	5.55%	5.06%	5.26%
Discount rate—interest cost	5.28%	4.89%	5.07%
Expected rate of return on plan assets	7.25%	7.00%	6.75%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.22%	4.80%	4.15%
Expected annual rate of compensation increase	2.77%	1.68%	2.68%
Discount rate—benefit obligation	5.09%	4.13%	4.49%
Discount rate—service cost	3.75%	3.38%	3.81%
Discount rate—interest cost	4.86%	4.12%	4.56%
Expected rate of return on plan assets	6.06%	5.48%	5.15%
Expected annual rate of compensation increase	2.90%	2.68%	2.68%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.04%	5.42%	5.00%
Discount rate	5.42%	5.00%	5.32%